NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Non-controlling interest, at beginning	$ (704)	$ (693)
Net (loss) attributable to non-controlling interest		(10)
Non-controlling interest, at ending	$ (704)	$ (703)